Quarterly Report
July 31, 2020
MFS®  Global Alternative
Strategy Fund

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 75.9%
Aerospace – 1.1%
CACI International, Inc., “A” (a)	581	$120,743
Embraer S.A., ADR (a)	3,488	20,161
Honeywell International, Inc.	2,696	402,701
Huntington Ingalls Industries, Inc.	175	30,399
Kratos Defense & Security Solutions, Inc. (a)	4,063	73,175
L3Harris Technologies, Inc.	673	113,286
Leidos Holdings, Inc.	5,218	496,545
Northrop Grumman Corp.	1,134	368,561
PAE, Inc. (a)	8,434	66,460
Rolls-Royce Holdings PLC	37,321	114,033
Singapore Technologies Engineering Ltd.	31,600	75,753
		$1,881,817
Airlines – 0.1%
Aena S.A. (a)	271	$35,315
Alaska Air Group, Inc.	668	23,006
Delta Air Lines, Inc.	601	15,007
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (a)	16,124	66,445
Ryanair Holdings PLC, ADR (a)	486	36,450
		$176,223
Alcoholic Beverages – 1.1%
China Resources Beer Holdings Co. Ltd.	44,000	$306,001
Compania Cervecerias Unidas S.A., ADR	3,638	54,461
Constellation Brands, Inc., “A”	140	24,948
Diageo PLC	10,856	398,036
Heineken N.V.	2,963	288,115
Molson Coors Beverage Co.	472	17,710
Pernod Ricard S.A.	5,374	927,920
		$2,017,191
Apparel Manufacturers – 0.9%
Adidas AG (a)	366	$101,249
Burberry Group PLC	1,345	22,167
Coats Group PLC	64,740	48,242
Compagnie Financiere Richemont S.A.	2,685	166,935
LVMH Moet Hennessy Louis Vuitton SE	2,073	900,677
NIKE, Inc., “B”	2,177	212,497
PVH Corp.	1,255	61,068
Skechers USA, Inc., “A” (a)	4,807	140,749
		$1,653,584
Automotive – 0.5%
Copart, Inc. (a)	2,143	$199,835
Hella KGaA Hueck & Co.	460	20,103
Koito Manufacturing Co. Ltd.	1,500	59,040
Lear Corp.	378	41,724
LKQ Corp. (a)	4,481	126,319
Methode Electronics, Inc.	1,240	34,968
NGK Spark Plug Co. Ltd	3,500	47,162
Stanley Electric Co. Ltd.	2,600	62,042
Stoneridge, Inc. (a)	997	20,658
USS Co. Ltd.	9,900	148,112
Visteon Corp. (a)	825	59,903
		$819,866

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – 1.1%
10x Genomics, Inc., “A” (a)	239	$23,510
Adaptive Biotechnologies Corp. (a)	1,286	47,993
Aimmune Therapeutics, Inc. (a)	672	8,877
Amicus Therapeutics, Inc. (a)	3,415	49,347
Biogen, Inc. (a)	1,769	485,927
BioXcel Therapeutics, Inc. (a)	527	23,905
bluebird bio, Inc. (a)	423	25,676
BridgeBio Pharma, Inc. (a)	755	21,246
Illumina, Inc. (a)	570	217,831
Immunomedics, Inc. (a)	850	35,895
Incyte Corp. (a)	1,993	196,829
Morphosys AG, ADR (a)	996	32,031
Neurocrine Biosciences, Inc. (a)	203	24,433
Regeneron Pharmaceuticals, Inc. (a)	107	67,631
Seattle Genetics, Inc. (a)	410	68,171
Tricida, Inc. (a)	670	8,965
Twist Bioscience Corp. (a)	915	51,277
Vertex Pharmaceuticals, Inc. (a)	1,809	492,048
		$1,881,592
Broadcasting – 0.3%
Netflix, Inc. (a)(f)	952	$465,414
Brokerage & Asset Managers – 1.4%
Apollo Global Management, Inc.	1,432	$70,311
ASX Ltd.	1,549	91,467
BlackRock, Inc. (f)	597	343,281
Charles Schwab Corp.	7,336	243,189
Computershare Ltd.	10,700	102,667
Daiwa Securities Group, Inc.	15,500	68,543
E*TRADE Financial Corp.	616	31,274
Euronext N.V.	1,485	170,172
Hamilton Lane, Inc., “A”	930	67,183
Hong Kong Exchanges & Clearing Ltd.	2,200	105,085
IG Group Holdings PLC	10,195	98,221
NASDAQ, Inc. (f)	6,735	884,373
Raymond James Financial, Inc.	677	47,038
Schroders PLC	2,007	78,279
TMX Group Ltd.	610	62,355
WisdomTree Investments, Inc.	9,328	33,581
		$2,497,019
Business Services – 4.6%
Accenture PLC, “A”	6,115	$1,374,530
Amdocs Ltd.	1,115	69,242
BrightView Holdings, Inc. (a)	2,282	27,658
Cancom SE	1,205	72,516
Clarivate PLC (a)	8,473	234,278
Compass Group PLC	15,442	213,536
CoStar Group, Inc. (a)	226	192,046
Doshisha Co. Ltd.	3,900	61,614
Equifax, Inc.	1,782	289,682
EVO Payments, Inc., “A” (a)	1,758	39,889
ExlService Holdings, Inc. (a)	1,012	64,829
Fidelity National Information Services, Inc.	3,765	550,857
Fiserv, Inc. (a)(f)	11,679	1,165,447
Global Payments, Inc.	3,075	547,411
IHS Markit Ltd.	4,013	323,969
Intertek Group PLC	2,281	161,336

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Meitec Corp.	2,200	$101,972
MSCI, Inc.	1,047	393,651
Nomura Research Institute Ltd.	9,200	243,309
PayPal Holdings, Inc. (a)(f)	4,790	939,175
Proofpoint, Inc. (a)	428	49,507
SGS S.A.	84	220,629
Sodexo	930	64,194
Stamps.com, Inc. (a)	171	44,508
TriNet Group, Inc. (a)	994	65,604
Verisk Analytics, Inc., “A”	2,416	455,923
WNS (Holdings) Ltd., ADR (a)	1,985	126,961
		$8,094,273
Cable TV – 0.9%
Charter Communications, Inc., “A” (a)	1,701	$986,580
Comcast Corp., “A” (f)	13,404	573,691
Liberty Broadband Corp. (a)	356	48,868
		$1,609,139
Chemicals – 0.8%
3M Co.	1,086	$163,410
Celanese Corp.	506	49,183
Eastman Chemical Co.	2,403	179,336
Element Solutions, Inc. (a)	7,025	76,292
FMC Corp.	1,032	109,444
Givaudan S.A.	161	664,452
Ingevity Corp. (a)	1,222	71,463
PPG Industries, Inc.	302	32,510
		$1,346,090
Computer Software – 7.1%
8x8, Inc. (a)	7,230	$114,957
ACI Worldwide, Inc. (a)	659	17,655
Adobe Systems, Inc. (a)(s)	2,422	1,076,143
Altair Engineering, Inc., “A” (a)	966	38,930
ANSYS, Inc. (a)	1,650	512,490
Atlassian Corp. PLC, “A” (a)	104	18,372
Autodesk, Inc. (a)	981	231,938
Avalara, Inc. (a)	473	63,595
Berkeley Lights, Inc. (a)	265	15,892
Black Knight, Inc. (a)	1,379	103,315
Cadence Design Systems, Inc. (a)(f)	12,203	1,333,178
Change Healthcare, Inc. (a)	2,606	30,386
Check Point Software Technologies Ltd. (a)	268	33,594
Citrix Systems, Inc.	974	139,048
Computer Modelling Group Ltd.	33,420	123,505
Coupa Software, Inc. (a)	243	74,467
Dassault Systemes S.A.	3,389	618,197
Everbridge, Inc. (a)	601	85,823
Health Catalyst, Inc. (a)	1,241	43,311
Livongo Health, Inc. (a)	462	58,789
Microsoft Corp. (f)	19,353	3,967,558
OBIC Co. Ltd.	2,100	376,869
Oracle Corp. (f)	17,216	954,627
Pagerduty, Inc. (a)	3,033	92,446
Paylocity Holding Corp. (a)	296	39,427
Ping Identity Holding Corp. (a)	2,610	89,679
Salesforce.com, Inc. (a)	2,202	429,060
SAP SE	5,514	872,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Schrodinger, Inc. (a)	251	$18,167
Synopsys, Inc. (a)	1,426	284,088
VeriSign, Inc. (a)(f)	1,460	309,053
VERTEX, Inc. (a)	2,006	47,261
VMware, Inc., “A” (a)	480	67,301
Zendesk, Inc. (a)	559	50,953
Zoom Video Communications, Inc. (a)	741	188,147
		$12,520,482
Computer Software - Systems – 3.2%
Accolade, Inc. (a)	642	$20,826
Amadeus IT Group S.A.	12,899	647,814
Apple, Inc. (f)	5,749	2,443,555
Box, Inc., “A” (a)	4,225	75,839
Constellation Software, Inc.	82	96,994
EMIS Group PLC	5,842	76,472
EPAM Systems, Inc. (a)	396	114,872
Five9, Inc. (a)	395	47,724
Fujitsu Ltd.	400	53,679
Hitachi Ltd.	17,300	513,544
KBR, Inc.	7,265	161,574
Koninklijke Philips N.V. (a)	2,496	129,664
NICE Systems Ltd., ADR (a)	636	130,533
Q2 Holdings, Inc. (a)	932	87,655
Rapid7, Inc. (a)	2,069	123,250
RealPage, Inc. (a)	941	59,292
ServiceNow, Inc. (a)(f)	913	400,989
Temenos AG	504	74,896
TransUnion	1,675	150,030
Venture Corp. Ltd.	6,600	85,500
Verint Systems, Inc. (a)	2,077	93,236
Zebra Technologies Corp., “A” (a)	254	71,310
		$5,659,248
Conglomerates – 0.2%
Ansell Ltd.	5,587	$153,775
DCC PLC	1,465	131,578
Melrose Industries PLC	16,328	18,413
		$303,766
Construction – 1.6%
Ashtead Group PLC	3,713	$119,338
AZEK Co. LLC (a)	2,097	72,346
D.R. Horton, Inc.	405	26,795
Forterra PLC	12,195	24,775
Fortune Brands Home & Security, Inc.	605	46,282
Geberit AG	226	124,923
GMS, Inc. (a)	1,400	32,802
Lennar Corp.	1,537	111,202
Masco Corp.	2,284	130,553
Mid-America Apartment Communities, Inc., REIT	547	65,197
Otis Worldwide Corp.	415	26,037
Reliance Worldwide Corp.	26,842	51,645
Sherwin-Williams Co. (f)	1,129	731,502
Stanley Black & Decker, Inc.	580	88,926
Summit Materials, Inc., “A” (a)	4,662	68,625
Techtronic Industries Co. Ltd.	10,500	109,670
Toll Brothers, Inc. (f)	12,535	478,837
Toto Ltd.	1,600	59,931

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Trex Co., Inc. (a)	413	$57,543
Vulcan Materials Co.	2,749	322,788
Whirlpool Corp.	287	46,815
		$2,796,532
Consumer Products – 2.6%
Colgate-Palmolive Co. (f)	8,366	$645,855
Energizer Holdings, Inc.	1,693	84,870
Estee Lauder Cos., Inc., “A”	842	166,329
Kao Corp.	5,700	413,464
Kimberly-Clark Corp.	264	40,139
Kobayashi Pharmaceutical Co. Ltd.	13,200	1,167,181
L’Oréal S.A.	2,937	983,676
Newell Brands, Inc.	4,440	72,816
Prestige Brands Holdings, Inc. (a)	1,147	42,657
Procter & Gamble Co.	712	93,357
Reckitt Benckiser Group PLC	7,978	806,918
Reynolds Consumer Products, Inc.	1,281	43,631
		$4,560,893
Consumer Services – 0.4%
51job, Inc., ADR (a)	498	$33,804
Asante, Inc.	5,300	69,717
Boyd Group Services, Inc.	283	41,324
Bright Horizons Family Solutions, Inc. (a)	1,689	181,128
Carsales.com Ltd.	1,202	15,869
Cogna Educacao S.A.	21,262	34,657
Grand Canyon Education, Inc. (a)	1,006	89,273
MakeMyTrip Ltd. (a)	5,174	80,559
Persol Holdings Co. Ltd.	2,500	32,046
Planet Fitness, Inc. (a)	567	29,597
Regis Corp. (a)	2,986	22,933
Seek Ltd.	1,509	23,363
		$654,270
Containers – 0.6%
Berry Global Group, Inc. (a)	2,461	$123,025
Brambles Ltd.	9,926	76,691
Gerresheimer AG	1,901	218,552
Graphic Packaging Holding Co.	30,648	427,233
Owens Corning	1,761	106,488
Silgan Holdings, Inc.	1,218	46,588
WestRock Co.	1,446	38,840
		$1,037,417
Electrical Equipment – 1.4%
AMETEK, Inc.	3,100	$289,075
Generac Holdings, Inc. (a)	604	95,178
HD Supply Holdings, Inc. (a)	4,121	144,647
Legrand S.A.	1,321	102,331
Littlefuse, Inc.	415	73,725
Rockwell Automation, Inc.	1,318	287,508
Schneider Electric SE	8,816	1,027,127
Sensata Technologies Holding PLC (a)	2,775	105,394
Spectris PLC	5,953	201,163
TE Connectivity Ltd.	674	60,033
TriMas Corp. (a)	2,159	50,521
WESCO International, Inc. (a)	1,126	43,768
		$2,480,470

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.7%
Analog Devices, Inc.	3,751	$430,802
ASM International N.V.	1,215	184,538
Broadcom, Inc.	361	114,347
Corning, Inc.	1,370	42,470
Entegris, Inc.	1,129	81,187
Halma PLC	34,579	990,360
Intel Corp. (f)	25,232	1,204,323
Kyocera Corp.	1,300	72,527
Marvell Technology Group Ltd.	1,961	71,518
Monolithic Power Systems, Inc.	976	258,650
nLIGHT, Inc. (a)	1,218	28,221
NVIDIA Corp.	1,409	598,247
NXP Semiconductors N.V.	1,522	178,881
Plexus Corp. (a)	1,011	75,107
Samsung Electronics Co. Ltd.	1,421	69,058
Silicon Laboratories, Inc. (a)	388	38,998
Silicon Motion Technology Corp., ADR	2,809	116,208
Taiwan Semiconductor Manufacturing Co. Ltd.	6,654	97,383
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,363	1,290,877
Texas Instruments, Inc. (f)	4,172	532,139
		$6,475,841
Energy - Independent – 0.6%
Cabot Oil & Gas Corp.	2,157	$40,336
ConocoPhillips	614	22,958
Devon Energy Corp.	19,308	202,541
Diamondback Energy, Inc.	438	17,459
Hess Corp.	840	41,336
Magnolia Oil & Gas Corp., “A” (a)	6,182	36,968
Oil Search Ltd.	11,904	24,834
Parsley Energy, Inc., “A”	5,138	56,415
Phillips 66 (s)	3,661	227,055
Pioneer Natural Resources Co.	674	65,324
TORC Oil & Gas Ltd.	15,823	19,728
Valero Energy Corp.	5,467	307,409
WPX Energy, Inc. (a)	11,783	70,345
		$1,132,708
Energy - Integrated – 0.2%
BP PLC	19,660	$71,271
BP PLC, ADR	1,614	35,573
Cairn Energy PLC (a)	18,652	29,201
Eni S.p.A.	4,647	41,563
Exxon Mobil Corp.	3,718	156,453
Galp Energia SGPS S.A.	4,779	50,334
Idemitsu Kosan Co. Ltd.	1,900	39,415
		$423,810
Engineering - Construction – 0.2%
Construction Partners, Inc., “A” (a)	2,140	$35,417
IMI PLC	9,993	136,564
Quanta Services, Inc.	6,243	249,533
		$421,514
Entertainment – 0.1%
CTS Eventim AG (a)	612	$24,236
IMAX Corp. (a)	3,391	38,284
Manchester United PLC, “A”	3,926	54,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – continued
Six Flags Entertainment Corp.	2,062	$35,858
		$153,303
Food & Beverages – 2.7%
Archer Daniels Midland Co.	1,499	$64,202
Britvic PLC (a)	8,087	84,772
Chocoladefabriken Lindt & Sprungli AG	21	162,525
Coca-Cola European Partners PLC	1,113	45,822
Danone S.A.	12,121	809,789
Hostess Brands, Inc. (a)	4,753	60,268
Ingredion, Inc.	519	44,893
J.M. Smucker Co.	565	61,783
Kellogg Co.	745	51,398
Lamb Weston Holdings, Inc.	194	11,656
Mondelez International, Inc.	3,877	215,135
Mowi A.S.A.	3,691	66,849
Nestle S.A.	16,450	1,948,918
Nestle S.A., ADR	3,296	388,434
Nomad Foods Ltd. (a)	2,537	58,503
PepsiCo, Inc.	500	68,830
S Foods, Inc.	2,400	57,579
Sanderson Farms, Inc.	588	65,559
Tyson Foods, Inc., “A”	9,269	569,580
		$4,836,495
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A” (a)	2,590	$38,487
Grocery Outlet Holding Corp. (a)	2,158	94,931
JM Holdings Co. Ltd. (l)	4,300	148,878
Kroger Co.	12,654	440,233
Sugi Holdings Co. Ltd.	300	21,784
Wal-Mart Stores, Inc.	1,871	242,107
		$986,420
Forest & Paper Products – 0.0%
Suzano Papel e Celulose S.A., ADR (a)	11,842	$94,854
Gaming & Lodging – 0.4%
Dalata Hotel Group PLC	15,244	$46,777
Flutter Entertainment PLC	4,038	606,275
Marriott International, Inc., “A”	71	5,952
Wyndham Hotels & Resorts, Inc.	1,809	79,885
		$738,889
General Merchandise – 0.2%
B&M European Value Retail S.A.	15,341	$93,386
Dollar General Corp.	292	55,597
Dollar Tree, Inc. (a)	372	34,726
Dollarama, Inc.	4,445	162,541
Ollie's Bargain Outlet Holdings, Inc. (a)	529	55,598
		$401,848
Health Maintenance Organizations – 0.7%
Cigna Corp. (f)	4,432	$765,362
Humana, Inc.	540	211,923
UnitedHealth Group, Inc.	639	193,476
		$1,170,761

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.8%
AIA Group Ltd.	88,200	$790,398
Allstate Corp.	1,968	185,760
AON PLC (s)	3,772	774,090
Arthur J. Gallagher & Co.	2,139	229,921
Assurant, Inc.	554	59,538
Athene Holding Ltd. (a)	1,201	38,732
Beazley PLC	43,501	238,859
Chubb Ltd.	364	46,315
Cincinnati Financial Corp.	781	60,863
CNO Financial Group, Inc.	3,227	48,728
Equitable Holdings, Inc.	11,180	228,743
Everest Re Group Ltd.	901	197,130
GoHealth, Inc. (a)	3,067	54,439
Hanover Insurance Group, Inc.	718	73,150
Hartford Financial Services Group, Inc.	1,692	71,605
Hiscox Ltd.	8,119	83,424
Marsh & McLennan Cos., Inc.	2,948	343,737
MetLife, Inc. (f)	13,270	502,270
Prudential Financial, Inc.	3,692	233,962
Reinsurance Group of America, Inc.	805	68,626
Selectquote, Inc. (a)	2,222	39,752
Third Point Reinsurance Ltd. (a)	5,355	41,715
Travelers Cos., Inc.	3,619	414,086
Willis Towers Watson PLC	353	74,134
Zurich Insurance Group AG	263	97,225
		$4,997,202
Internet – 3.1%
Alphabet, Inc., “A” (a)	595	$885,330
Alphabet, Inc., “C” (a)	875	1,297,590
DraftKings, Inc. (a)	937	31,272
eBay, Inc.	5,370	296,854
Facebook, Inc., “A” (a)(f)	5,274	1,337,856
IAC/InterActiveCorp (a)	543	71,904
Match Group, Inc. (a)	1,172	120,364
Naver Corp.	2,197	555,059
NetEase.com, Inc., ADR	184	84,349
Rightmove PLC	22,562	164,077
Scout24 AG	718	62,122
Tencent Holdings Ltd.	6,800	465,491
		$5,372,268
Leisure & Toys – 1.2%
Activision Blizzard, Inc.	4,570	$377,619
Brunswick Corp.	1,423	95,312
Electronic Arts, Inc. (a)	8,498	1,203,487
Funko, Inc., “A” (a)	2,008	11,124
Malibu Boats, Inc., “A” (a)	856	50,316
Mattel, Inc. (a)	1,422	15,798
Prosus N.V. (a)	467	45,412
Take-Two Interactive Software, Inc. (a)	1,882	308,686
Thule Group AB	1,137	33,825
Yamaha Corp.	600	27,822
		$2,169,401
Machinery & Tools – 3.3%
AGCO Corp. (f)	9,158	$601,039
Allison Transmission Holdings, Inc.	10,298	384,733
Cummins, Inc.	1,491	288,151

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Daikin Industries Ltd.	900	$158,252
Eaton Corp. PLC (s)	5,727	533,355
Enerpac Tool Group Corp.	1,535	29,011
GEA Group AG	9,303	335,019
Illinois Tool Works, Inc.	2,642	488,744
Ingersoll Rand, Inc. (a)	2,129	67,255
ITT, Inc.	1,129	65,177
Kennametal, Inc.	1,785	48,124
Kubota Corp.	6,400	91,717
Nordson Corp.	897	173,686
Regal Beloit Corp.	6,101	561,109
Ritchie Bros. Auctioneers, Inc.	704	32,581
Ritchie Bros. Auctioneers, Inc.	11,596	536,146
Roper Technologies, Inc.	1,334	576,888
Schindler Holding AG	380	96,116
SMC Corp.	100	52,170
Spirax-Sarco Engineering PLC	4,643	629,310
Trane Technologies PLC	122	13,648
		$5,762,231
Major Banks – 1.1%
Bank of America Corp. (f)	18,625	$463,390
Bank of New York Mellon Corp.	3,494	125,260
BNP Paribas (a)	3,192	129,505
Comerica, Inc.	813	31,317
Goldman Sachs Group, Inc.	296	58,596
JPMorgan Chase & Co. (f)	4,518	436,620
KeyCorp	3,651	43,848
Mitsubishi UFJ Financial Group, Inc.	19,500	73,153
Morgan Stanley	5,778	282,429
PNC Financial Services Group, Inc.	166	17,707
State Street Corp.	688	43,888
TCF Financial Corp.	2,382	65,481
UBS Group AG	10,114	119,099
Wells Fargo & Co.	4,141	100,461
		$1,990,754
Medical & Health Technology & Services – 1.2%
AmerisourceBergen Corp.	445	$44,585
Charles River Laboratories International, Inc. (a)	996	198,194
CVS Health Corp. (f)	6,557	412,698
Guardant Health, Inc. (a)	449	38,246
H.U. Group Holdings, Inc.	2,600	58,481
HealthEquity, Inc. (a)	360	18,562
HMS Holdings Corp. (a)	1,140	37,050
Hogy Medical Co. Ltd.	2,600	78,107
ICON PLC (a)	1,412	261,869
Laboratory Corp. of America Holdings (a)	284	54,789
McKesson Corp.	2,260	339,362
PRA Health Sciences, Inc. (a)	2,095	223,243
Premier, Inc., “A” (a)	3,161	110,540
Quest Diagnostics, Inc.	630	80,054
Teladoc Health, Inc. (a)	120	28,516
Universal Health Services, Inc.	495	54,400
		$2,038,696

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.1%
Agilent Technologies, Inc.	1,212	$116,752
Becton, Dickinson and Co.	217	61,051
Bio-Techne Corp.	959	263,878
Boston Scientific Corp. (a)	6,661	256,915
Danaher Corp.	1,930	393,334
Dentsply Sirona, Inc.	289	12,889
DexCom, Inc. (a)	505	219,948
Envista Holdings Corp. (a)	1,032	22,570
EssilorLuxottica (a)	3,827	508,454
Inari Medical, Inc. (a)	115	6,465
Inspire Medical Systems, Inc. (a)	221	21,959
iRhythm Technologies, Inc. (a)	349	43,444
Masimo Corp. (a)	874	192,385
Medtronic PLC	6,243	602,325
Merit Medical Systems, Inc. (a)	1,134	50,713
Mettler-Toledo International, Inc. (a)(f)	565	528,275
Nevro Corp. (a)	248	32,974
Nihon Kohden Corp.	2,600	89,658
OptiNose, Inc. (a)	2,768	14,103
OrthoPediatrics Corp. (a)	1,007	42,485
PerkinElmer, Inc.	2,484	295,372
QIAGEN N.V. (a)	5,581	277,231
Quidel Corp. (a)	248	70,053
Silk Road Medical, Inc. (a)	816	37,911
STERIS PLC	1,553	247,905
Terumo Corp.	2,400	90,123
Thermo Fisher Scientific, Inc. (f)	2,140	885,853
Zimmer Biomet Holdings, Inc.	605	81,590
		$5,466,615
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	349	$36,990
China Resources Gas Group Ltd.	8,000	39,281
Italgas S.p.A.	18,426	118,513
New Jersey Resources Corp.	2,085	64,760
NiSource, Inc.	1,527	37,335
Sempra Energy	2,669	332,184
South Jersey Industries, Inc.	2,860	66,724
		$695,787
Natural Gas - Pipeline – 0.1%
APA Group	5,159	$40,544
Enterprise Products Partners LP	1,073	18,885
Equitrans Midstream Corp.	1,386	13,375
Plains GP Holdings LP	7,748	61,519
Targa Resources Corp.	1,010	18,463
TC Energy Corp.	845	38,514
		$191,300
Network & Telecom – 0.7%
CoreSite Realty Corp.	1,655	$213,578
Equinix, Inc., REIT	48	37,703
Motorola Solutions, Inc.	400	55,920
QTS Realty Trust, Inc., REIT, “A”	7,490	538,905
Qualcomm, Inc.	3,596	379,774
VTech Holdings Ltd.	7,100	38,522
		$1,264,402

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.1%
ChampionX Corp. (a)	1,987	$18,896
Core Laboratories N.V.	178	3,797
Frank's International N.V. (a)	11,431	26,063
Halliburton Co.	1,578	22,613
NOW, Inc. (a)	2,965	23,364
Patterson-UTI Energy, Inc.	2,566	9,943
		$104,676
Other Banks & Diversified Financials – 3.2%
AIB Group PLC (a)	22,445	$27,946
Air Lease Corp.	939	24,621
APi Group, Inc. (a)	1,671	23,277
Bank Central Asia Tbk PT	17,600	37,611
Bank of Hawaii Corp.	847	47,966
Bank OZK	904	21,741
Brookline Bancorp, Inc.	4,408	42,295
Cathay General Bancorp, Inc.	2,540	61,417
CF Finance Acquisition Corp. (PIPE) (a)	3,605	33,970
Chiba Bank Ltd.	14,500	66,707
Citigroup, Inc. (f)	23,006	1,150,530
Credicorp Ltd.	1,362	173,206
Cullen/Frost Bankers, Inc.	917	66,079
Discover Financial Services	788	38,951
Element Fleet Management Corp.	11,750	98,600
Encore Capital Group, Inc. (a)	1,616	59,032
First Hawaiian, Inc.	3,284	57,076
Grupo Financiero Banorte S.A. de C.V. (a)	43,776	157,165
Hanmi Financial Corp.	2,800	25,844
HDFC Bank Ltd.	4,951	68,349
HDFC Bank Ltd., ADR (a)	7,638	357,077
Julius Baer Group Ltd.	1,986	87,507
KBC Group N.V.	1,688	96,745
Lakeland Financial Corp.	1,462	64,708
M&T Bank Corp.	332	35,175
Macquarie Group Ltd.	670	59,352
Metropolitan Bank & Trust Co.	65,817	45,368
Northern Trust Corp.	1,117	87,517
Prosperity Bancshares, Inc.	2,292	127,344
Sandy Spring Bancorp, Inc.	852	19,698
Signature Bank	1,001	102,633
SLM Corp.	8,295	56,157
SVB Financial Group (a)	199	44,630
Synchrony Financial	12,319	272,619
Textainer Group Holdings Ltd. (a)	3,382	28,544
Tortoise Acquisition Corp. (a)	710	13,724
Truist Financial Corp.	2,998	112,305
U.S. Bancorp	8,520	313,877
UMB Financial Corp.	1,414	70,417
Umpqua Holdings Corp.	6,239	67,693
Visa, Inc., “A” (f)	5,708	1,086,803
Wintrust Financial Corp.	2,720	116,416
		$5,548,692
Pharmaceuticals – 3.6%
AbbVie, Inc.	893	$84,755
AlloVir, Inc. (a)	1,453	36,180
Annexon, Inc. (a)	1,555	28,348
Bayer AG	6,683	444,982
Collegium Pharmaceutical, Inc. (a)	1,037	16,364

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Elanco Animal Health, Inc. (a)	1,521	$35,941
Eli Lilly & Co. (f)	4,755	714,629
GW Pharmaceuticals PLC, ADR (a)	299	38,161
Johnson & Johnson (f)	14,325	2,088,012
Kyowa Kirin Co. Ltd.	4,200	103,423
Merck & Co., Inc. (f)	6,367	510,888
Mylan N.V. (a)	1,190	19,171
Novartis AG	2,896	239,843
Novo Nordisk A.S., “B”	3,497	230,618
Orchard RX Ltd., ADR (a)	917	4,713
Principia Biopharma, Inc. (a)	346	28,925
Roche Holding AG	3,511	1,213,523
Santen Pharmaceutical Co. Ltd.	16,100	270,729
SpringWorks Therapeutics, Inc. (a)	881	37,557
Zoetis, Inc.	1,791	271,659
		$6,418,421
Pollution Control – 0.1%
Casella Waste Systems, Inc., “A” (a)	1,173	$64,996
Republic Services, Inc.	520	45,370
U.S. Ecology, Inc.	1,139	39,500
		$149,866
Precious Metals & Minerals – 0.3%
Agnico-Eagle Mines Ltd.	4,207	$334,091
Agnico-Eagle Mines Ltd.	1,527	121,381
		$455,472
Printing & Publishing – 0.2%
Wolters Kluwer N.V.	3,493	$276,171
Railroad & Shipping – 0.8%
Canadian National Railway Co.	5,589	$546,548
Canadian Pacific Railway Ltd.	162	44,579
CSX Corp.	5,066	361,409
Kansas City Southern Co.	765	131,465
Sankyu, Inc.	1,600	55,647
StealthGas, Inc. (a)	3,235	7,796
Union Pacific Corp.	1,096	189,992
		$1,337,436
Real Estate – 1.9%
Annaly Mortgage Management, Inc., REIT	2,509	$18,592
Ascendas Real Estate Investment Trust, REIT	48,500	123,900
Big Yellow Group PLC, REIT	3,575	47,884
Brixmor Property Group, Inc., REIT	11,348	130,616
Concentradora Fibra Danhos S.A. de C.V., REIT	53,413	51,361
Corporate Office Properties Trust, REIT	2,845	75,336
Deutsche Wohnen SE	6,090	296,181
Empire State Realty Trust, REIT, “A”	4,525	29,865
EPR Properties, REIT	623	17,837
Grand City Properties S.A.	5,172	123,276
Hibernia PLC, REIT	51,363	68,731
Host Hotels & Resorts, Inc., REIT	1,403	15,124
Industrial Logistics Properties Trust, REIT	5,961	125,837
Invesco Mortgage Capital, Inc., REIT	3,462	10,628
LEG Immobilien AG	947	132,147
Lexington Realty Trust, REIT	4,373	50,727
Life Storage, Inc., REIT	1,237	121,387

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Medical Properties Trust, Inc., REIT	17,919	$360,709
Office Properties Income Trust, REIT	2,138	53,771
Public Storage, Inc., REIT	163	32,580
Spirit Realty Capital, Inc., REIT	5,136	176,987
STAG Industrial, Inc., REIT	4,600	149,960
STORE Capital Corp., REIT	4,345	102,933
Sun Communities, Inc., REIT	496	74,365
TAG Immobilien AG	23,034	604,487
Two Harbors Investment Corp., REIT	5,194	28,203
Urban Edge Properties, REIT	3,457	36,229
VICI Properties, Inc., REIT	2,820	61,222
W.P. Carey, Inc., REIT	2,317	165,364
		$3,286,239
Restaurants – 0.5%
Chipotle Mexican Grill, Inc., “A” (a)	63	$72,775
Domino's Pizza, Inc.	1,554	600,792
Elior Group	3,086	17,175
Starbucks Corp.	802	61,377
Texas Roadhouse, Inc.	273	15,340
Wendy's Co.	1,697	39,336
Yum China Holdings, Inc.	1,123	57,543
		$864,338
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	84	$24,077
Akzo Nobel N.V.	1,123	106,106
Axalta Coating Systems Ltd. (a)	6,829	151,604
Compass Minerals International, Inc.	1,032	52,570
Corteva, Inc.	1,808	51,636
Croda International PLC	2,561	192,722
DuPont de Nemours, Inc.	1,688	90,274
Ferro Corp. (a)	8,140	95,157
Ferroglobe PLC (a)	5,210	2,527
Kansai Paint Co. Ltd.	5,500	106,315
Linde PLC	4,529	1,108,582
Nitto Denko Corp.	1,200	68,067
RPM International, Inc.	345	28,149
Sika AG	2,813	619,390
Symrise AG	925	115,552
Tikkurila Oyj	5,574	90,347
Univar Solutions, Inc. (a)	6,627	117,099
		$3,020,174
Specialty Stores – 3.0%
Amazon.com, Inc. (a)(f)	952	$3,012,775
Best Buy Co., Inc.	1,238	123,292
BJ's Wholesale Club Holdings, Inc. (a)	820	32,841
Burlington Stores, Inc. (a)	564	106,032
Costco Wholesale Corp.	1,128	367,198
Dufry AG (a)	817	20,869
Home Depot, Inc.	560	148,674
Just Eat Takeaway.com (a)	597	64,472
Lowe's Cos., Inc.	1,461	217,558
O'Reilly Automotive, Inc. (a)	271	129,370
Ross Stores, Inc.	429	38,468
Ryohin Keikaku Co. Ltd.	3,600	43,266
Target Corp. (f)	5,162	649,793
Tractor Supply Co.	1,153	164,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Urban Outfitters, Inc. (a)	4,251	$70,312
Vroom, Inc. (a)	438	25,925
Zumiez, Inc. (a)	1,874	43,289
		$5,258,713
Telecommunications - Wireless – 0.8%
Advanced Info Service Public Co. Ltd.	5,800	$34,410
American Tower Corp., REIT	2,431	635,439
KDDI Corp.	3,600	110,835
SBA Communications Corp., REIT	1,289	401,575
SoftBank Group Corp.	1,900	119,665
T-Mobile USA, Inc. (a)	342	36,724
		$1,338,648
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	3,080	$45,351
Infrastrutture Wireless Italiane S.p.A. (n)	10,843	109,777
Tele2 AB, “B”	3,158	44,780
Verizon Communications, Inc.	3,503	201,352
		$401,260
Tobacco – 0.8%
Altria Group, Inc.	7,473	$307,514
British American Tobacco PLC	3,147	104,439
Japan Tobacco, Inc.	2,800	48,178
Philip Morris International, Inc. (f)	9,140	702,044
Swedish Match AB	2,363	181,121
		$1,343,296
Trucking – 0.2%
Cryoport, Inc. (a)	1,180	$39,105
Hamakyorex Co. Ltd.	2,200	65,597
Knight-Swift Transportation Holdings, Inc.	2,092	90,981
Schneider National, Inc.	5,304	133,290
		$328,973
Utilities - Electric Power – 2.2%
AES Corp.	25,088	$382,090
ALLETE, Inc.	456	27,041
Ameren Corp.	448	35,948
American Electric Power Co., Inc.	399	34,665
Black Hills Corp.	1,295	74,929
CenterPoint Energy, Inc.	1,952	37,108
CenterPoint Energy, Inc. (a)(z)	1,266	24,067
CLP Holdings Ltd.	6,000	56,824
CMS Energy Corp.	1,793	115,075
Dominion Energy, Inc.	3,946	319,744
Duke Energy Corp. (f)	6,056	513,185
E.ON SE	3,110	36,489
Edison International	828	46,095
Eversource Energy	959	86,377
Exelon Corp. (f)	9,005	347,683
FirstEnergy Corp.	4,981	144,449
Iberdrola S.A.	9,500	122,629
NextEra Energy, Inc.	150	42,105
NRG Energy, Inc.	12,396	419,109
Orsted A.S.	365	52,282
PG&E Corp. (a)	7,350	68,723
Pinnacle West Capital Corp.	981	81,501

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Portland General Electric Co.	1,696	$74,844
Public Service Enterprise Group, Inc.	1,457	81,505
Southern Co.	8,884	485,155
Vistra Energy Corp.	6,431	120,002
		$3,829,624
Total Common Stocks		$133,202,384
Bonds – 19.7%
Aerospace – 0.7%
Boeing Co., 2.95%, 2/01/2030	$200,000	$191,845
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	83,000	92,216
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	160,000	177,221
L3Harris Technologies, Inc., 3.85%, 6/15/2023	238,000	259,263
Lockheed Martin Corp., 2.9%, 3/01/2025	333,000	366,614
Lockheed Martin Corp., 2.8%, 6/15/2050	32,000	36,078
Spirit AeroSystems, Inc., 4.6%, 6/15/2028	175,000	136,500
		$1,259,737
Apparel Manufacturers – 0.2%
Tapestry, Inc., 4.125%, 7/15/2027	$369,000	$351,083
Automotive – 0.5%
Aptiv PLC, 5.4%, 3/15/2049	$150,000	$172,241
Hyundai Capital America, 6.375%, 4/08/2030 (n)	371,000	468,396
Lear Corp., 3.8%, 9/15/2027	221,000	232,063
		$872,700
Broadcasting – 0.4%
Discovery Communications, Inc., 4.875%, 4/01/2043	$250,000	$298,594
Prosus N.V., 3.68%, 1/21/2030 (n)	200,000	214,275
Walt Disney Co., 3.8%, 5/13/2060	150,000	183,656
		$696,525
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 3.2%, 1/25/2028	$284,000	$324,510
Charles Schwab Corp., 5.375%, 4/30/2070	149,000	163,155
E*TRADE Financial Corp., 2.95%, 8/24/2022	173,000	181,433
E*TRADE Financial Corp., 3.8%, 8/24/2027	131,000	148,087
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	353,000	366,665
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	277,000	319,015
NASDAQ, Inc., 3.85%, 6/30/2026	200,000	228,013
NASDAQ, Inc., 3.25%, 4/28/2050	85,000	97,601
Raymond James Financial, 4.65%, 4/01/2030	167,000	206,437
		$2,034,916
Building – 0.3%
Masco Corp., 4.375%, 4/01/2026	$302,000	$350,466
Vulcan Materials Co., 3.5%, 6/01/2030	137,000	153,825
		$504,291
Business Services – 0.4%
Fiserv, Inc., 4.4%, 7/01/2049	$75,000	$100,698
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	186,000	205,257
Verisk Analytics, Inc., 4.125%, 3/15/2029	323,000	390,075
		$696,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$335,000	$461,680
Comcast Corp., 3.75%, 4/01/2040	145,000	180,731
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	250,000	335,125
		$977,536
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$238,000	$268,517
Microsoft Corp., 2.525%, 6/01/2050	300,000	329,316
		$597,833
Computer Software - Systems – 0.1%
Apple, Inc., 2.65%, 5/11/2050	$100,000	$110,351
Conglomerates – 0.3%
Roper Technologies, Inc., 2%, 6/30/2030	$159,000	$165,835
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	211,000	228,466
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	118,000	134,845
		$529,146
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$300,000	$324,805
Whirlpool Corp., 4.75%, 2/26/2029	228,000	282,066
		$606,871
Consumer Services – 0.5%
Booking Holdings, Inc., 3.6%, 6/01/2026	$296,000	$333,419
Mastercard, Inc., 3.85%, 3/26/2050	182,000	242,514
Visa, Inc., 2.7%, 4/15/2040	200,000	227,477
		$803,410
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$260,000	$283,672
Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$306,000	$332,161
Broadcom, Inc., 5%, 4/15/2030 (n)	175,000	207,997
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	200,000	220,233
		$760,391
Emerging Market Sovereign – 0.1%
State of Qatar, 3.75%, 4/16/2030 (n)	$200,000	$235,024
Energy - Independent – 0.1%
Hess Corp., 5.8%, 4/01/2047	$150,000	$175,257
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 3.41%, 2/11/2026	$340,000	$380,473
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	232,879
		$613,352
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$473,000	$331,100
Financial Institutions – 0.1%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$94,000	$83,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	$150,000	$171,171
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	150,000	210,844
Bacardi Ltd., 5.15%, 5/15/2038 (n)	114,000	141,337
Constellation Brands, Inc., 3.5%, 5/09/2027	300,000	341,640
Constellation Brands, Inc., 3.15%, 8/01/2029	168,000	185,982
Constellation Brands, Inc., 4.1%, 2/15/2048	269,000	328,969
		$1,379,943
Forest & Paper Products – 0.3%
Celulosa Arauco y Constitucion, 4.2%, 1/29/2030 (n)	$200,000	$209,500
Suzano Austria GmbH, 6%, 1/15/2029	250,000	278,125
		$487,625
Gaming & Lodging – 0.2%
Marriott International, Inc., 4.625%, 6/15/2030	$50,000	$53,589
Marriott International, Inc., 4.5%, 10/01/2034	250,000	262,023
		$315,612
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$248,665
Insurance – 0.2%
Aflac, Inc., 3.6%, 4/01/2030	$164,000	$195,728
American International Group, Inc., 4.5%, 7/16/2044	156,000	192,494
		$388,222
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$306,000	$414,394
Insurance - Property & Casualty – 1.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$588,000	$623,168
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)	270,000	301,123
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	145,000	168,587
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	768,149
Progressive Corp., 4.125%, 4/15/2047	157,000	215,552
Willis North America, Inc., 3.875%, 9/15/2049	200,000	244,781
		$2,321,360
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$332,000	$359,438
Major Banks – 2.2%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	$700,000	$772,640
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	355,000	401,112
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	59,000	62,696
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	200,000	204,720
JPMorgan Chase & Co., 3.25%, 9/23/2022	650,000	689,344
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	500,000	574,165
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR (LIBOR - 3mo. + 3.78%) to 1/29/2049	500,000	554,165
Morgan Stanley, 3.125%, 7/27/2026	364,000	408,742
Wells Fargo & Co., 3.75%, 1/24/2024	210,000	230,142
		$3,897,726
Medical & Health Technology & Services – 0.7%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$219,268
Becton, Dickinson and Co., 2.823%, 5/20/2030	350,000	384,592
HCA, Inc., 5.125%, 6/15/2039	176,000	223,627
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	205,000	271,898

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050	$99,000	$111,837
		$1,211,222
Medical Equipment – 0.1%
Boston Scientific Corp., 3.75%, 3/01/2026	$84,000	$96,739
Metals & Mining – 0.5%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$200,000	$228,499
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	331,000	355,528
Newcrest Finance Pty Ltd., 4.2%, 5/13/2050 (n)	258,000	315,766
		$899,793
Midstream – 0.6%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	$112,000	$118,419
Energy Transfer Partners LP, 5.15%, 3/15/2045	150,000	145,362
MPLX LP, 4.5%, 4/15/2038	182,000	194,164
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	175,000	172,867
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	150,000	130,969
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	369,832
		$1,131,613
Municipals – 0.2%
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	$160,000	$181,665
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 4.081%, 6/15/2039	180,000	181,928
		$363,593
Natural Gas - Distribution – 0.1%
NiSource, Inc., 5.65%, 2/01/2045	$85,000	$124,530
Natural Gas - Pipeline – 0.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$585,647
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045	$165,000	$176,275
Real Estate - Apartment – 0.0%
Camden Property Trust, 2.8%, 5/15/2030	$44,000	$48,911
Real Estate - Office – 0.2%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033	$107,000	$107,412
Boston Properties, Inc., REIT, 3.125%, 9/01/2023	251,000	266,937
		$374,349
Real Estate - Retail – 0.5%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$173,000	$182,128
Realty Income Corp., REIT, 3.25%, 1/15/2031	155,000	173,920
Regency Centers Corp., 3.7%, 6/15/2030	225,000	249,203
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	54,000	56,039
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	169,000	171,175
		$832,465
Retailers – 0.2%
Home Depot, Inc., 3.9%, 6/15/2047	$245,000	$318,050
Macy's Retail Holdings, Inc., 4.3%, 2/15/2043	100,000	61,230
		$379,280

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$348,084
American Tower Corp., REIT, 5%, 2/15/2024	200,000	229,562
American Tower Corp., REIT, 4%, 6/01/2025	264,000	301,778
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	722,271
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	421,598
Rogers Communications, Inc., 3.7%, 11/15/2049	188,000	223,082
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	240,000	264,660
		$2,511,035
Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/2024 (n)	$200,000	$204,548
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	197,000	217,343
		$421,891
U.S. Treasury Obligations – 0.6%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$399,000	$579,236
U.S. Treasury Bonds, 3%, 2/15/2048 (f)	286,000	409,047
		$988,283
Utilities - Electric Power – 1.2%
Alabama Power Co., 3.45%, 10/01/2049	$177,000	$216,851
American Electric Power Co., Inc., 2.3%, 3/01/2030	105,000	109,621
Duke Energy Indiana LLC, 2.75%, 4/01/2050	76,000	83,888
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	250,000	307,251
FirstEnergy Corp., 2.65%, 3/01/2030	120,000	122,647
Georgia Power Co., 3.7%, 1/30/2050	121,000	145,243
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	182,000	213,029
MidAmerican Energy Co., 3.95%, 8/01/2047	200,000	266,074
PPL Capital Funding, Inc., 5%, 3/15/2044	135,000	175,581
Virginia Electric & Power Co., 2.875%, 7/15/2029	444,000	503,366
		$2,143,551
Total Bonds		$34,624,550
Preferred Stocks – 0.1%
Consumer Products – 0.1%
Henkel AG & Co. KGaA	1,457	$143,547
Specialty Chemicals – 0.0%
Fuchs Petrolub SE	2,907	$127,448
Total Preferred Stocks		$270,995
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 0.15% (v)	4,687,018	$4,687,487
Securities Sold Short – (0.0)%
Medical & Health Technology & Services – (0.0)%
Healthcare Services Group, Inc.	(256)	$(6,705)
Telecommunications - Wireless – (0.0)%
Crown Castle International Corp., REIT	(73)	$(12,169)
Total Securities Sold Short		$(18,874)

Other Assets, Less Liabilities – 1.6%		2,743,064
Net Assets – 100.0%		$175,509,606

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,687,487 and $168,097,929, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,679,582, representing 3.8% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc.	5/07/20	$20,357	$24,067
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 7/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	10,821,139	USD	7,362,958	JPMorgan Chase Bank N.A.	8/07/2020	$368,297
CAD	11,105,042	USD	8,059,000	JPMorgan Chase Bank N.A.	8/07/2020	231,827
CHF	1,497,743	USD	1,542,892	JPMorgan Chase Bank N.A.	8/07/2020	94,929

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
EUR	5,292,954	USD	5,945,000	JPMorgan Chase Bank N.A.	8/07/2020	$290,221
GBP	1,023,339	USD	1,285,000	Goldman Sachs International	8/07/2020	54,572
GBP	2,068,759	USD	2,567,074	JPMorgan Chase Bank N.A.	8/07/2020	140,978
HKD	2,470,480	USD	318,423	Goldman Sachs International	8/07/2020	338
JPY	127,286,872	USD	1,202,000	JPMorgan Chase Bank N.A.	8/07/2020	502
KRW	135,486,000	USD	110,508	JPMorgan Chase Bank N.A.	8/07/2020	3,211
NOK	79,650,743	USD	7,804,677	Goldman Sachs International	8/07/2020	946,562
NZD	11,222,713	USD	7,200,000	Goldman Sachs International	8/07/2020	242,951
SEK	71,398,320	USD	7,303,061	Goldman Sachs International	8/07/2020	828,807
USD	104,808	RUB	7,501,212	JPMorgan Chase Bank N.A.	8/07/2020	3,773
USD	375,758	TWD	11,006,325	JPMorgan Chase Bank N.A.	8/07/2020	40
						$3,207,008
Liability Derivatives
USD	14,462,834	AUD	21,697,253	JPMorgan Chase Bank N.A.	8/07/2020	$(1,038,954)
USD	155,713	BRL	909,113	Goldman Sachs International	8/07/2020	(18,539)
USD	1,267,803	CAD	1,777,674	JPMorgan Chase Bank N.A.	8/07/2020	(59,377)
USD	11,538,441	CHF	11,114,062	JPMorgan Chase Bank N.A.	8/07/2020	(615,078)
USD	627,158	DKK	4,297,065	JPMorgan Chase Bank N.A.	8/07/2020	(52,617)
USD	1,945,645	EUR	1,798,564	Goldman Sachs International	8/07/2020	(173,104)
USD	16,035,985	EUR	14,758,653	JPMorgan Chase Bank N.A.	8/07/2020	(1,350,046)
USD	1,741,000	GBP	1,409,053	JPMorgan Chase Bank N.A.	8/07/2020	(103,480)
USD	1,884,277	HKD	14,621,478	Goldman Sachs International	8/07/2020	(2,301)
USD	192,859	HKD	1,496,573	JPMorgan Chase Bank N.A.	8/07/2020	(240)
USD	125,465	ILS	439,381	JPMorgan Chase Bank N.A.	8/07/2020	(3,581)
USD	317,551	INR	24,419,084	JPMorgan Chase Bank N.A.	8/07/2020	(8,759)
USD	1,852,000	JPY	200,758,467	Goldman Sachs International	8/07/2020	(44,601)
USD	14,207,493	JPY	1,514,912,884	JPMorgan Chase Bank N.A.	8/07/2020	(104,160)
USD	535,862	KRW	656,982,480	JPMorgan Chase Bank N.A.	8/07/2020	(15,570)
USD	91,078	MXN	2,241,897	Goldman Sachs International	8/07/2020	(9,618)
USD	1,465,000	NOK	15,066,938	Goldman Sachs International	8/07/2020	(190,407)
USD	9,247,993	NZD	15,230,147	Goldman Sachs International	8/07/2020	(852,706)
USD	1,588,000	SEK	15,329,013	Goldman Sachs International	8/07/2020	(157,888)
USD	446,710	SGD	631,442	JPMorgan Chase Bank N.A.	8/07/2020	(12,855)
USD	98,850	TOF	3,204,240	JPMorgan Chase Bank N.A.	8/07/2020	(3,678)
USD	102,097	TWD	3,014,200	JPMorgan Chase Bank N.A.	8/07/2020	(798)
USD	187,929	ZAR	3,558,490	Goldman Sachs International	8/07/2020	(20,177)
						$(4,838,534)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	26	$3,329,994	August – 2020	$147,256
DAX Index	Long	EUR	10	3,655,341	September – 2020	69,636
FTSE 100 Index	Short	GBP	34	2,621,205	September – 2020	96,662
Hang Seng China Enterprises Index	Short	HKD	18	1,166,126	August – 2020	21,151
IBEX 35 Index	Short	EUR	27	2,201,289	August – 2020	120,921
IBOV Index	Long	BRL	38	751,477	August – 2020	38,852
MSCI Singapore Index	Short	SGD	1	20,729	August – 2020	811
MSCI Taiwan Index	Long	USD	61	3,026,606	August – 2020	124,561

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Equity Futures − continued
NIFTY Index	Short	USD	191	$4,241,919	August – 2020	$17,652
OMX 30 Index	Short	SEK	277	5,391,077	August – 2020	79,269
S&P/TSX 60 Index	Long	CAD	12	1,729,785	September – 2020	116,638
Topix Index	Short	JPY	5	709,215	September – 2020	46,201
						$879,610
Interest Rate Futures
Australian Note 10 yr	Long	AUD	85	$9,076,049	September – 2020	$160,054
Canadian Treasury Bond 10 yr	Long	CAD	35	4,042,331	September – 2020	25,502
Japan Government Bond 10 yr	Long	JPY	4	5,757,687	September – 2020	10,524
U.S. Treasury Ultra Bond	Long	USD	3	683,062	September – 2020	39,270
						$235,350
						$1,114,960
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	983	$1,766,954	August – 2020	$(112,651)
CAC 40 Index	Long	EUR	51	2,886,985	August – 2020	(90,186)
FTSE MIB Index	Long	EUR	33	3,705,350	September – 2020	(126,263)
FTSE/JSE Top 40 Index	Short	ZAR	96	2,882,303	September – 2020	(159,905)
Hang Seng Index	Long	HKD	15	2,360,938	August – 2020	(50,807)
KOSPI 200 Index	Short	KRW	12	749,793	September – 2020	(8,789)
Mexbol Index	Long	MXN	207	3,461,564	September – 2020	(93,658)
Russell 2000 Index	Short	USD	223	16,477,470	September – 2020	(1,358,504)
S&P 500 E-Mini Index	Short	USD	276	45,036,300	September – 2020	(3,646,700)
S&P MidCap 400 Index	Short	USD	79	14,697,950	September – 2020	(1,143,909)
S&P/ASX 200 Index	Short	AUD	77	8,078,143	September – 2020	(121,826)
						$(6,913,198)
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	66	$13,801,239	September – 2020	$(282,990)
Long Gilt 10 yr	Short	GBP	74	13,420,785	September – 2020	(144,415)
U.S. Treasury Note 10 yr	Short	USD	34	4,762,656	September – 2020	(41,218)
U.S. Treasury Ultra Note 10 yr	Short	USD	5	796,250	September – 2020	(10,065)
						$(478,688)
						$(7,391,886)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/03/22	USD	51,000,000	centrally cleared	0.247% / Semi-annually	0.337% FLR (3-Month LIBOR)/Quarterly	$49,525	$—	$49,525
11/06/24	USD	20,200,000	centrally cleared	1.582%/Semi-annually	0.501% FLR (3-Month LIBOR)/Quarterly	1,226,726	—	1,226,726
						$1,276,251	$—	$1,276,251

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Credit Default Swaps
6/20/25	USD	5,264,000	centrally cleared	5.00% / Quarterly	(1)	$167,655	$—	$167,655
						$1,443,906	$—	$1,443,906
Liability Derivatives
Interest Rate Swaps
11/06/29	USD	10,300,000	centrally cleared	0.501% FLR (3-Month LIBOR)/Quarterly	1.702%/Semi-annually	$(1,170,712)	$—	$(1,170,712)
11/06/49	USD	3,997,917	centrally cleared	0.501% FLR (3-Month LIBOR)/Quarterly	1.893%/Semi-annually	(1,225,979)	—	(1,225,979)
						$(2,396,691)	$—	$(2,396,691)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX North American High-Yield Index, 5.00%, 6/20/25, a B rated credit default swap index. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 Rating Agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At July 31, 2020, the fund had cash collateral of $896,600 and other liquid securities with an aggregate value of $25,757,510 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$91,023,577	$1,166,619	$—	$92,190,196
France	—	6,259,217	—	6,259,217
Switzerland	1,601,957	4,643,327	—	6,245,284
United Kingdom	1,235,244	4,615,507	—	5,850,751
Japan	1,865,853	3,730,467	—	5,596,320
Germany	486,936	3,552,493	—	4,039,429
Canada	2,258,887	—	—	2,258,887
Taiwan	1,407,085	97,383	—	1,504,468
Netherlands	243,353	1,030,006	—	1,273,359
Other Countries	4,817,609	3,437,859	—	8,255,468
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	988,283	—	988,283
Non - U.S. Sovereign Debt	—	235,024	—	235,024
Municipal Bonds	—	363,593	—	363,593
U.S. Corporate Bonds	—	27,441,191	—	27,441,191
Foreign Bonds	—	5,596,459	—	5,596,459
Mutual Funds	4,687,487	—	—	4,687,487
Total	$109,627,988	$63,157,428	$—	$172,785,416
Securities Sold Short	$(18,874)	$—	$—	$(18,874)
Other Financial Instruments
Futures Contracts – Assets	$408,492	$706,468	$—	$1,114,960
Futures Contracts – Liabilities	(6,834,110)	(557,776)	—	(7,391,886)
Forward Foreign Currency Exchange Contracts – Assets	—	3,207,008	—	3,207,008
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,838,534)	—	(4,838,534)
Swap Agreements – Assets	—	1,443,906	—	1,443,906
Swap Agreements – Liabilities	—	(2,396,691)	—	(2,396,691)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At July 31, 2020, the value of securities loaned was $74,527. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $80,219.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,211,101	$121,903,722	$127,429,097	$2,778	$(1,017)	$4,687,487
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$91,901	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.